As filed on September 20, 2001                      1933 Act File No. 002-55079
                                                    1940 Act File No. 811-2606

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                   -----
      Pre-Effective Amendment No.
                                   -----                           -----
      Post-Effective Amendment No.  44                               X
                                   -----                           -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                   -----
      Amendment No.    31                                            X
                      ----                                         -----

                     INVESCO MONEY MARKET FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
            Registrant's Telephone Number, including Area Code: (303)
                                    930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                    Copies to:
     Clifford J. Alexander, Esq.                    Ronald M. Feiman, Esq.
       Kirkpatrick & Lockhart LLP                    Mayer, Brown & Platt
     1800 Massachusetts Avenue, N.W.                     1675 Broadway
            Second Floor                           New York, New York 10019-5820
      Washington, D.C. 20036-1800
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)

      immediately upon filing pursuant to paragraph (b)
-----
  X   on September 28, 2001, pursuant to paragraph (b)
-----
      60 days after filing pursuant to paragraph (a)(1)
-----
      on ___________, pursuant to paragraph (a)(1)
-----
      75 days after filing pursuant to paragraph (a)(2)
-----
      on _________, pursuant to paragraph (a)(2) of rule 485
-----
If appropriate, check the following box:
 X this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

PROSPECTUS | SEPTEMBER 30, 2001
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YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
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INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND - INVESTOR CLASS
INVESCO TAX-FREE MONEY FUND - INVESTOR CLASS
INVESCO U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS

THREE NO-LOAD CLASSES OF SHARES OF MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks......................3
Fund Performance............................................4
Fees And Expenses...........................................5
Investment Risks............................................6
Principal Risks Associated With The Funds...................7
Fund Management.............................................8
Portfolio Managers..........................................8
Potential Rewards...........................................8
Share Price.................................................9
How To Buy Shares...........................................9
Your Account Services......................................13
How To Sell Shares.........................................13
Dividends And Taxes........................................15
Financial Highlights.......................................17

                     [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class shares. Cash Reserves Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Cash Reserves Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS

The Funds are money market funds. They invest in "money market" securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of each Fund's portfolio is 90 days or less.

The Funds operate under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:

o    maintaining high credit quality of the Funds' investments;
o    maintaining a short average portfolio maturity;
o ensuring adequate diversification of both the issuers of the Funds' investments and the guarantors of those investments, if any; and
o monitoring accurate pricing of the Funds' investments so unfairness does not result from the use of the amortized cost method to value those investments

The Funds are not intended for investors seeking capital appreciation. While not intended as a complete investment program, any of these Funds may be a valuable element of your investment portfolio.

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON] INVESCO CASH RESERVES FUND - INVESTOR CLASS

Cash Reserves Fund invests primarily in short-term debt securities issued by large creditworthy corporations, banks and finance companies, as well as debt securities issued by the U.S. government. These securities include corporate debt securities, asset-backed securities, privately issued commercial paper and other securities that are restricted as to disposition under federal securities laws, bank obligations, short-term commercial paper, U.S. government debt, and repurchase agreements.

[KEY ICON] INVESCO TAX-FREE MONEY FUND - INVESTOR CLASS

Tax-Free Money Fund invests primarily in short-term municipal securities issued by state, county, and city governments, including industrial development obligations and private activity bonds which generally are not guaranteed by the governmental entity that issues them. The interest on these securities is generally exempt from federal income tax, although the interest may be included in your income if you are subject to the Federal Alternative Minimum Tax. The interest on these securities may be subject to state and/or local income taxes. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations. Municipal obligations may be purchased or sold on a delayed delivery or a when-issued basis with settlement taking place in the future. The Fund may purchase securities together with the right to resell them to the seller at an agreed-upon price or yield within a specific time period prior to the maturity date of the securities. This is commonly known as a "demand feature" or a "put."

The rest of the Fund's investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, asset-backed securities, privately issued commercial paper and other securities that are restricted as to disposition under federal securities laws, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. The circumstances under which the Fund will invest in taxable securities include but are not limited to: (a) pending investment of proceeds or sales of portfolio securities; (b) pending settlement of portfolio securities; and (c) maintaining liquidity to meet the need for anticipated redemptions. We seek to manage the Fund so that substantially all of the income produced is exempt from federal income tax when paid to you, although we cannot guarantee this result.

[KEY ICON] INVESCO U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS

U.S. Government Money Fund invests in debt securities issued or guaranteed by the U.S. government or its agencies. Direct U.S. government obligations include Treasury bonds, bills and notes, and are backed by the full faith and credit of the U.S. Treasury. Federal agency securities are direct obligations of the issuing agency, and may or may not be guaranteed by the U.S. government (GNMA, FNMA, FHLMC). Treasury bills, notes, bonds and some agency securities are exempt from state income tax.

[GRAPH ICON] FUND PERFORMANCE

The bar charts below show the Funds' actual yearly performance for the years ended December 31 (commonly known as their "total return") over the past decade or since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for each Fund. To obtain a Fund's current 7-day yield information, please call INVESCO at 1-800-525-8085. The information in the charts and table provides some indication of the risks of investing in a particular Fund by showing changes in the year to year performance of each Fund. Remember, past performance does not indicate how a Fund will perform in the future.
--------------------------------------------------------------------------------
                       CASH RESERVES FUND - INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN(1),(2)
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]

  '91     '92    '93     '94     '95      '96     '97     '98     '99     '00
 5.58%   3.16%  2.36%   3.70%   5.26%    4.70%   4.81%   4.74%   4.38%   5.63%

--------------------------------------------------------------------------------
Best Calendar Qtr.    3/91           1.58%
Worst Calendar Qtr.   6/93           0.56%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-FREE MONEY FUND - INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN(1),(2)
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]

  '91     '92    '93     '94     '95      '96     '97     '98     '99     '00
 3.87%   2.43%  1.88%   2.23%   3.28%    2.86%   3.03%   2.87%   2.58%   3.69%

--------------------------------------------------------------------------------
Best Calendar Qtr.    3/91           1.02%
Worst Calendar Qtr.   3/94           0.43%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]

      '92    '93     '94     '95      '96     '97     '98     '99     '00
     2.97%  2.36%   3.61%   5.16%    4.59%   4.70%   4.66%   4.28%   5.53%

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/00          1.43%
Worst Calendar Qtr.   3/93           0.55%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN(1),(2)
                                                     AS OF 12/31/00
--------------------------------------------------------------------------------
                                                                   10 YEARS OR
                                             1 YEAR   5 YEARS    SINCE INCEPTION

Cash Reserves Fund-Investor Class            5.63%     4.85%        4.43%
Tax-Free Money Fund-Investor Class           3.36%     2.94%        2.84%
U.S. Government Money Fund-Investor Class    5.53%     4.75%        4.25%(3)

(1) Total return figures include reinvested dividends and the effect of each Fund's expenses.
(2) The returns for Cash Reserves, Tax-Free Money and U.S. Government Money Funds were 2.13%, 1.33% and 2.07%, respectively, year-to-date as of the calendar quarter ended June 30, 2001.
(3)  The Fund commenced investment operations on April 26, 1991.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Investor Class shares of the Funds, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
CASH RESERVES FUND - INVESTOR CLASS

Management Fees                               0.39%
Distribution and Service (12b-1) Fees         None
Other Expenses (1),(2)                        0.51%
                                              -----
Total Annual Fund Operating Expenses(1),(2)   0.90%
                                              =====

TAX-FREE MONEY FUND - INVESTOR CLASS
Management Fees                               0.50%
Distribution and Service (12b-1) Fees         None
Other Expenses (1),(2)                        0.67%
                                              -----
Total Annual Fund Operating Expenses(1),(2)   1.17%
                                              =====

U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS
Management Fees                               0.50%
Distribution and Service (12b-1) Fees         None
Other Expenses(1),(2)                         0.68%
                                              -----
Total Annual Fund Operating Expenses(1),(2)   1.18%
                                              =====

(1) Each Fund's actual Other Expenses and Total Annual Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(2) Certain expenses of each Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Cash Reserves Fund's Other Expenses and Total Annual Fund Operating Expenses were insignificant; Tax-Free Money Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.36% and 0.86%, respectively, of the Fund's average net assets; and U.S. Government Money Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.36% and 0.86%, respectively, of the Fund's average net assets.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Investor Class shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's Investor Class shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class shares may be higher or lower, based on these assumptions your costs would be:


                                            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Cash Reserves Fund-Investor Class           $92     $287     $498     $1,108
Tax-Free Money Fund-Investor Class          $119    $372     $644     $1,420
U.S. Government Money Fund-Investor Class   $120    $375     $649     $1,432

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance. Investment professionals generally consider money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed and do present some risk of loss. The Funds will not reimburse you for any losses.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, a Fund's new investments are likely to be in debt securities paying lower rates than the rest of a Fund's portfolio when interest rates go down. This reduces a Fund's yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK
The Funds invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate fluctuations.

ASSET-BACKED SECURITIES RISK
The Funds can invest in asset-backed money market instruments. These can be fractional interests in pools of credit card receivables, consumer loans and other trade receivables, which are obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Funds.

These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement typically applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Funds could lose money if the issuer defaults.

OPPORTUNITY RISK
With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Funds have an investment goal of current income, not capital appreciation. Therefore the Funds, by themselves, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child's college education.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $408.4 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

THE INVESTMENT ADVISER

INVESCO, located at 7800 E. Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $30 billion for more than 3,207,953 shareholder accounts of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agent functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended May 31, 2001:

--------------------------------------------------------------------------------
                                       ADVISORY FEE AS A PERCENTAGE OF
FUND                            AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------

Cash Reserves Fund                                  0.39%
Tax-Free Money Fund                                 0.50%
U.S. Government Money Fund                          0.50%

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their respective Fund's or Funds' portfolio holdings:

RICHARD R. HINDERLIE, a vice president of INVESCO, is the portfolio manager of Cash Reserves Fund and U.S. Government Money Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

VICTORIA SIMMONS is the portfolio manager of Tax-Free Money Fund. Victoria joined INVESCO in 1992 as a portfolio accountant and joined the Investment Division in 1994. She studied accounting for three years at Colorado State University and is currently completing her B.S. in Business Administration with emphasis in Finance at Regis University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR LONG-TERM CAPITAL GROWTH PURPOSES.

The Funds offer shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Funds seek to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o  want to earn income at current money market rates.
o  want to preserve the value of their investment.
o  do not want to be exposed to a high level of risk.
o  are seeking federally tax-exempt income (Tax-Free Money Fund only).
o  are seeking state tax-exempt income (U.S. Government Money Fund only).

You probably do not want to invest in the Funds if you are:
o primarily seeking long-term growth (although the Funds may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON] SHARE PRICE

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT EACH FUND'S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF A FUND'S SECURITIES.

The Funds use the amortized cost method for establishing the value of their investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Funds declare dividends daily, based upon the interest earned by the Funds' investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that each Fund's net asset value is expected to be $1.00 per share, despite changes in the market value of a Fund's securities. However, we cannot guarantee that each Fund's net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

Cash Reserves Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Investor Class shares of the Funds. A share of each class of Cash Reserves Fund represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder services charges and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in a Fund through a financial intermediately (such as a financial planner or adviser), you may be charged a commission or transaction fee for either purchases or sales of Fund shares. You should consult your financial intermediary for more information on purchasing shares of a Fund. For all new accounts, please forward, either by mail or electronically, a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund-Investor Class. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

Purchases of shares by check, other negotiable bank draft or bank wire received by INVESCO by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Fund shares, and INVESCO receives your request by 4:00 p.m. (Eastern Time), you will receive that day's dividend.

If you hold shares of a Fund through an account with a broker-dealer or other financial services firm that buys and sells Fund shares through automated transactions that settle on the same day, your investment will begin earning dividends on the date that INVESCO receives payment for your shares from that party. Similarly, if you sell through a dealer who uses automated transactions that settle on the same day, your investment will not earn dividends on the date of the settlement.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of each Fund per 12-month period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH") or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. Cash Reserves Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination.

INTERNET TRANSACTIONS. Investors in any of the Investor Class shares of any INVESCO fund may open new accounts, exchange and redeem shares through the INVESCO Web site. To use this service, you will need a Web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account. Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

METHOD                          INVESTMENT MINIMUM    PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                        $1,000 for regular    INVESCO does not accept
Mail to:                        accounts;             cash, credit cards,
INVESCO Funds Group, Inc.,      $250 for an IRA;      travelers' cheques, credit
P.O. Box 173706,                $50 for each          card checks, instant loan
Denver, CO 80217-3706.          subsequent            checks, money orders or
You may send your check         investment.           third party checks unless
by overnight courier to:                              they are from another
7800 E. Union Ave.                                    financial institution
Denver, CO 80237.                                     related to a retirement
                                                      plan transfer.
--------------------------------------------------------------------------------
BY WIRE                         $1,000 for regular
You may send your               accounts;
payment by                      $250 for an IRA;
bank wire (call                 $50 for each
1-800-525-8085                  subsequent
for instructions).              investment.

METHOD                          INVESTMENT MINIMUM    PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           $1,000 for regular    You must forward your bank
Call 1-800-525-8085 to          accounts;             account information to
request your purchase.          $250 for an IRA;      INVESCO prior to using
Upon your telephone             $50 for each          this option.
instructions, INVESCO will      subsequent
move money from your desig-     investment.
nated bank/credit union
checking or savings account
in order to purchase shares.
--------------------------------------------------------------------------------
BY INTERNET                     $1,000 for regular    You will need a Web
Go to the INVESCO Web site      accounts; $250 for    browser to use this
at invescofunds.com.            an IRA; $50 for       service. Internet
                                each subsequent       purchase transactions
                                investment.           are limited to a maximum
                                                      of $25,000.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH          $50 per month for     Like all regular invest-
EASIVEST OR DIRECT              EasiVest; $50 per     ment plans, neither
PAYROLL PURCHASE                pay period for        EasiVest nor Direct
You may enroll on your          Direct Payroll        Payroll Purchase ensures A
fund application, or            Purchase. You may     profit or protects against
call us for a separate          start or stop your    loss in a falling market.
form and more details.          regular investment    Because you'll invest
Investing the same amount       plan at any time      continually, regardless of
on a monthly basis allows       with two weeks'       varying price levels,
you to buy more shares when     notice to INVESCO.    consider your financial
prices are low and fewer                              ability to keep  buying
shares when prices are                                through low price levels.
high. This "dollar cost                               And remember that you will
averaging" may help                                   lose money if you redeem
offset market                                         your shares when the
fluctuations. Over a                                  market value of all your
period of time, your                                  Shares is less than their
average cost per share                                cost.
may be less than the
actual average price per
share.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE        $50 for subsequent    You must forward your bank
WITH ACH                        investments.          account information to
Automated transactions                                INVESCO prior to using
by telephone are                                      this option. Automated
available for subsequent                              transactions are limited
purchases and exchanges                               to a maximum of $25,000.
24 hours a day. Simply
call 1-800-424-8085.
--------------------------------------------------------------------------------
BY EXCHANGE                     $1,000 for regular    See "Exchange Policy."
Between the same class          accounts; $250 for
of any two INVESCO              an IRA; $50 for
funds. Call                     each subsequent
1-800-525-8085 for              investment.
prospectuses of other
INVESCO funds.
Exchanges may be made
in writing, by telephone
or at our Web site at
invescofunds.com. You
may also establish an
automatic monthly exchange
service between two INVESCO
funds; call us for further
details and the correct form.

[INVESCO ICON] YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

CHECKWRITING. If you have $1,000 or more in your account, you may redeem shares of a Fund by check. We will provide personalized checks at no charge within 30 days of your account opening. Checks may be made payable to any party in any amount of $500 or more. Shares of the Fund will be redeemed to cover payment of the check. INVESCO reserves the right to institute a charge for this service upon notice to all shareholders. Further information about this option may be obtained from INVESCO.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

TELEPHONE TRANSACTIONS. You may exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares. If you sell your shares through a financial intermediary (such as a financial planner or adviser), you should consult your financial intermediary for more information on selling your Fund shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

METHOD                    REDEMPTION MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE              $250 (or, if less,        INVESCO's telephone
Call us toll-free at:     full liquidation of       redemption privileges
1-800-525-8085.           the account) for a        may be modified or
                          redemption check.         terminated in the
                                                    future at INVESCO's
                                                    discretion. The
                                                    maximum amount which
                                                    may be redeemed by
                                                    telephone is generally
                                                    $25,000.
--------------------------------------------------------------------------------
IN WRITING                Any amount.               The redemption request
Mail your request to                                must be signed by all
INVESCO Funds Group,                                registered account
Inc., P.O. Box 173706,                              owners. Payment will
Denver, CO 80217-3706.                              be mailed to your
You may also send your                              address as it appears
request by overnight                                on INVESCO's records,
courier to 7800 E. Union                            or to a bank designated by
Ave., Denver, CO 80237.                             you in writing.
--------------------------------------------------------------------------------
BY CHECK                  $500 per check.           Personalized checks
                                                    are available from
                                                    INVESCO at no charge
                                                    within 30 days of your
                                                    account opening  upon
                                                    request.  Checks may
                                                    be payable to any
                                                    party.

METHOD                    REDEMPTI0N MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH     $50. IRA redemptions      You must forward your
Call 1-800-525-8085 to    are not permitted.        bank account
request your redemption.                            information to INVESCO
                                                    prior to using this
                                                    option. INVESCO will
                                                    automatically pay the
                                                    proceeds into your
                                                    designated bank
                                                    account.
--------------------------------------------------------------------------------
BY INTERNET               $50. IRA redemptions      You will need a Web
Go to the INVESCO         are not permitted.        browser to use this
Web site at                                         service. Internet
invescofunds.com                                    redemption
                                                    transactions are
                                                    limited to a maximum
                                                    of $25,000.
                                                    INVESCO will
                                                    automatically pay the
                                                    proceeds into your
                                                    designated bank
                                                    account.
--------------------------------------------------------------------------------

BY PERSONAL ACCOUNT             $50.                You must forward
LINE WITH ACH                                       your bank account
Automated                                           information to
transactions by phone                               INVESCO prior to
are available for                                   using this option.
redemptions and                                     Automated
exchanges 24 hours a                                transactions are
day.  Simply call                                   limited to a maxi-
1-800-424-8085.                                     mum of $25,000.

--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN  $100 per payment on a     You must have at least
You may call us to        monthly or quarterly      $10,000 total invested
request the appropriate   basis. The redemp-        with the INVESCO funds
form and more information tion check may be made    with at least $5,000 of that
at 1-800-525-8085.        payable to any party      total invested in the fund
                          you designate.            from which withdrawals will
                                                    be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY    Any amount.               All registered account
Mail your request to                                owners must sign the
INVESCO Funds                                       request, with
Group, Inc.                                         signature guarantees
P.O. Box 173706,                                    from an eligible
Denver, CO 80217-3706.                              guarantor financial
                                                    institution, such as a
                                                    commercial bank or a
                                                    recognized national or
                                                    regional securities
                                                    firm.


[INVESCO ICON] DIVIDENDS AND TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER. WE WILL PROVIDE YOU WITH DETAILED INFORMATION EVERY YEAR ABOUT YOUR DIVIDENDS.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

Each Fund earns ordinary or investment income from interest on its investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in one of the Funds, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of a Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by Cash Reserves and U.S. Government Money Funds in your taxable income for federal, state and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other INVESCO funds.

Substantially all of the dividends that you receive from Tax-Free Money Fund are expected to be exempt from federal income taxes, but there is no assurance that this will be the case. For the fiscal year ended May 31, 2001, 97.58% of the dividends declared by this Fund were exempt from federal income taxes. There is no assurance that this will be the case in future years. Dividends that you receive from Tax-Free Money Fund may be subject to state and local taxes, or to the federal Alternative Minimum Tax.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information about your dividends and the tax status of your dividends, that is required for you to complete your yearly tax filings.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Investor Class shares of each Fund for the past five years. Certain information reflects financial results for a single Invstor Class shares of a Fund. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in Investor Class shares of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Money Market Funds, Inc.'s 2001 Annual Report to
Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                YEAR ENDED MAY 31
                          ------------------------------------------------------
                                 2001      2000      1999      1998      1997

CASH RESERVES FUND-
    INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
   Beginning of Period         $1.00      $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME
  EARNED AND DISTRIBUTED
  TO SHAREHOLDERS               0.05      0.05      0.04      0.05      0.05
================================================================================
Net Asset Value--End of Period $1.00     $1.00     $1.00     $1.00     $1.00
================================================================================

TOTAL RETURN                    5.34%     4.87%     4.45%     4.82%     4.69%

RATIOS
Net Assets--End of Period
   ($000 Omitted)            $880,489  $912,135  $814,158  $766,670  $661,648
Ratio of Expenses to
   Average Net Assets(a)(b)     0.90%     0.91%     0.90%     0.91%     0.86%
Ratio of Net Investment
   Income to Average Net
   Assets(b)                    5.14%     4.75%     4.36%     4.76%     4.62%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(b) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended May 31, 2001, 2000, 1999, 1998 and 1997. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.90%, 0.94%, 0.91%, 0.93% and 0.92%, respectively, and ratio of net investment income to average net assets would have been 5.14%, 4.72%, 4.35%, 4.74%, and 4.56%, respectively.

                                                YEAR ENDED MAY 31
                          ------------------------------------------------------
                                 2001      2000      1999      1998      1997
TAX-FREE MONEY FUND-
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
   Beginning of Period          $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED
   AND DISTRIBUTED TO
   SHAREHOLDERS                  0.03      0.03      0.03      0.03      0.03
================================================================================
Net Asset Value--End of Period  $1.00     $1.00     $1.00     $1.00     $1.00
================================================================================

TOTAL RETURN                    3.22%     2.86%     2.63%     3.03%     2.90%

RATIOS
Net Assets--End of Period
   ($000 Omitted)             $36,055   $40,396   $50,697   $54,801   $47,577
Ratio of Expenses to Average
   Net Assets(a)(b)             0.86%     0.87%     0.77%     0.76%     0.76%
Ratio of Net Investment
   Income to Average Net
   Assets(b)                    3.16%     2.82%     2.61%     3.01%     2.86%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended May 31, 2001, 2000, 1999, 1998, and 1997. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.17%, 1.11%, 1.02%, 1.06%, and 1.01%, respectively, and ratio of net investment income to average net assets would have been 2.85%, 2.58%, 2.36%, 2.71%, and 2.61%, respectively.

                                                YEAR ENDED MAY 31
                          ------------------------------------------------------
                                 2001      2000      1999      1998      1997

U.S. GOVERNMENT MONEY FUND-
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
   Beginning of Period          $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT
   OPERATIONS
NET INVESTMENT INCOME
   EARNED AND DISTRIBUTED
   TO SHAREHOLDERS               0.05      0.05      0.04      0.05      0.04
================================================================================
Net Asset Value--End of Period  $1.00     $1.00     $1.00     $1.00     $1.00
================================================================================

TOTAL RETURN                    5.24%     4.74%     4.36%     4.74%     4.57%

RATIOS
Net Assets--End of Period
   ($000 Omitted)             $75,380   $86,060   $91,509   $73,918   $66,451
Ratio of Expenses to
   Average Net Assets(a)(b)     0.86%     0.86%     0.86%     0.87%     0.86%
Ratio of Net Investment
   Income to Average Net
   Assets(b)                    5.10%     4.63%     4.28%     4.72%     4.51%


(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended May 31, 2001, 2000, 1999, 1998, and 1997. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.18%, 1.16%, 1.08%, 1.12%, and 1.06%, respectively, and ratio of net investment income to average net assets would have been 4.78%, 4.33%, 4.06%, 4.47%, and 4.31%, respectively.

SEPTEMBER 30, 2001

INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND-INVESTOR CLASS
INVESCO TAX-FREE MONEY FUND-INVESTOR CLASS
INVESCO U.S. GOVERNMENT MONEY FUND-INVESTOR CLASS

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated September 30, 2001 is a supplement to this Prospectus, and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-2606 and 002-55079.








811-2606

PROSPECTUS | SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------
INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND - CLASS A, B AND C

A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. CLASS A, B AND C SHARES ARE SOLD PRIMARILY THROUGH THIRD PARTIES, SUCH AS BROKERS, BANKS, AND FINANCIAL PLANNERS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks .................22
Fund Performance .......................................23
Fees And Expenses ......................................23
Investment Risks .......................................25
Principal Risks Associated With The Fund ...............25
Fund Management ........................................26
Portfolio Manager ......................................26
Potential Rewards ......................................26
Share Price ............................................27
How To Buy Shares ......................................27
How To Sell Shares .....................................32
Dividends And Taxes ....................................34
Financial Highlights ...................................35

No dealer, sales person, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                     [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Class A, B and C shares, which are sold primarily through third parties, such as brokers, banks, and financial planners. Class A and Class B shares of the Fund are not appropriate for direct investments. We will only permit investment in Class A or Class B shares if such investments occur as a result of exchanges into the Fund from Class A or Class B shares of other INVESCO funds.

The Fund also offers an additional class of shares through a separate prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234 or your broker, bank, or financial planner who is offering the Class A, B and C shares offered in this Prospectus.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.


The Fund is a money market fund. It invests in "money market" securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of the Fund's portfolio is 90 days or less.

The Fund invests primarily in short-term debt securities issued by large creditworthy corporations, banks and finance companies, as well as debt securities issued by the U.S. government. These securities include corporate debt securities, asset-backed securities, privately issued commercial paper and other securities that are restricted as to disposition under federal securities laws, bank obligations, short-term commercial paper, U.S. government debt, and repurchase agreements.

The Fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:
o  maintaining high credit quality of the Fund's investments;
o  maintaining a short average portfolio maturity;
o ensuring adequate diversification of both the issuers of the Fund's investments and the guarantors of those investments, if any; and
o monitoring accurate pricing of the Fund's investments so unfairness does not result from the use of the amortized cost method to value those investments.

The Fund is not intended for investors seeking capital appreciation. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

Since the Fund's Class C shares were not offered until February 15, 2000 and the Class A and B shares were not offered until August 25, 2000, the bar chart below shows the Fund's Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as its "total return") over the past decade. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund's Investor Class shares. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND CLASS A, B AND C RETURNS WOULD BE SIMILAR BECAUSE ALL CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHART AND THE TABLE DO NOT REFLECT CONTINGENT DEFERRED SALES CHARGES OR AN ASSET BASED FEE IN EXCESS OF 0.25% OF NET ASSETS; IF THEY DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. To obtain current 7-day yield information, please call INVESCO at 1-800-328-2234. Remember, past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                       CASH RESERVES FUND INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                               [GRAPHIC OMITTED]

'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
5.58%   3.16%   2.36%   3.70%   5.26%   4.70%   4.81%   4.74%   4.38%   5.63%
--------------------------------------------------------------------------------
Best Calendar Qtr.   3/91       1.58%
Worst Calendar Qtr.  6/93       0.56%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURN(1),(2),(3)
                                                   AS OF 12/31/00
--------------------------------------------------------------------------------
                                             1 YEAR      5 YEARS      10 YEARS
Cash Reserves Fund--Investor Class             5.63%       4.85%        4.43%
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and the effect of the Fund's expenses.

(2) The return for Cash Reserves Fund - Investor Class was 2.13% year-to-date as of the calendar quarter ended June 30, 2001.

(3) The total returns are for the Investor Class shares that are not offered in this Prospectus. Total returns of Class A, B and C shares will differ only to the extent that the classes do not have the same expenses.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
                                               Class A     Class B    Class C
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)                                   None        None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of the total original cost
of the shares)                                1.00%(1)    5.00%(1)    1.00%(1)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                              Class A      Class B      Class C

Management Fees                               0.39%        0.39%(2)     0.39%
Distribution and Service (12b-1) fees(3)      0.35%        1.00%(2)     1.00%
Other Expenses(4)                             0.51%(5)(6)  0.50%(2)(5)  0.25%
                                              -----        -----        -----
Total Annual Fund Operating Expenses          1.25%(5)(6)  1.89%(2)(5)  1.64%
                                              =====        =====        =====

(1) A 5% and 1% contingent deferred sales charge (CDSC) may be charged on Class B and Class C shares, respectively, and a 1% CDSC may be charged on Class A shares under certain circumstances. Please see the section entitled "How To Buy Shares."

(2) Annualized from August 25, 2000 (inception of Class B Shares) through May 31, 2001.

(3) Because each Class pays 12b-1 distribution and service fees which are based upon the Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(4) Each Class's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement.

(5) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2001 were insignificant and the Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended May 31, 2001 were 0.43% and 1.82%, respectively, of the Fund's average net assets attributable to Class B shares.

(6) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial highlights due to the relatively short period from inception of Class A shares on August 25, 2000 through May 31, 2001.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Class A, B and C shares of the Fund to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in the Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of those periods. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

IF SHARES ARE REDEEMED       1 YEAR   3 YEARS   5 YEARS   10 YEARS

Class A(1)                   $127     $397      $  686    $1,511
Class B                      $692     $894      $1,221    $2,212
Class C                      $267     $517      $  892    $1,944

IF SHARES ARE NOT REDEEMED   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(1)                   $127     $397      $  686    $1,511
Class B                      $192     $594      $1,021    $2,212
Class C                      $167     $517      $  892    $1,944

(1) Based on the CDSC charges pursuant to the exceptions described in the section entitled "How To Buy Shares - Exchange Policy."

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance. Investment professionals generally consider money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed and do present some risk of loss. The Fund will not reimburse you for any losses.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, the Fund's new investments are likely to be in debt securities paying lower rates than the rest of the Fund's portfolio when interest rates go down. This reduces the Fund's yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT  RISK
The Fund invests in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

ASSET-BACKED  SECURITIES  RISK
The fund can invest in asset-backed money market instruments. These can be fractional interests in pools of credit card receivables, consumer loans and other trade receivables, which are obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Fund.

These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement typically applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Fund could lose money if the issuer defaults.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate movements.

OPPORTUNITY RISK
With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Fund has an investment goal of current income, not capital appreciation. Therefore the Fund, by itself, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child's college education.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $408.4 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 7800 E. Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $30 billion for more than 3,207,953 shareholder accounts of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agent functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended May 31, 2001:

--------------------------------------------------------------------------------
                                         ADVISORY FEE AS A PERCENTAGE OF
FUND                                 AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------

Cash Reserves Fund                                      0.39%

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

RICHARD R. HINDERLIE, a vice president of INVESCO, is the portfolio manager of the Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR LONG-TERM CAPITAL GROWTH PURPOSES.

The Fund offers shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments.

Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Fund seeks to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o  want to earn income at current money market rates.
o  want to preserve the value of their investment.
o  do not want to be exposed to a high level of risk.

You probably do not want to invest in the Fund if you are:
o primarily seeking long-term growth (although the Fund may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON] SHARE PRICE

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT THE FUND'S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF THE FUND'S SECURITIES.

The Fund uses the amortized cost method for establishing the value of its investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Fund declares dividends daily, based upon the interest earned by the Fund's investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that the Fund's net asset value is expected to be $1.00 per share, despite changes in the market value of the Fund's securities. However, we cannot guarantee that the Fund's net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. We will only permit investment in Class A or Class B shares if such investments occur as a result of exchanges into the Fund from Class A or Class B shares of other INVESCO funds. The chart in this section shows several convenient ways to invest in the Class A, B and C shares of the Fund. A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

If you invest in the Fund through a financial intermediary (such as a financial planner or adviser), you may be charged a commission or transaction fee for either purchases or sales of Fund shares. You should consult your financial intermediary for more informaiton on purchasing shares of the Fund. For all new accounts, please forward, either by mail or electronically, a completed application form and specify the fund or funds and the class or classes of shares you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

Purchases of shares by check, other negotiable bank draft or bank wire received by INVESCO by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Fund shares, and INVESCO receives your request by 4:00 p.m. (Eastern Time), you will receive that day's dividend.

If you hold shares of a Fund through an account with a broker-dealer or other financial services firm that buys and sells Fund shares through automated transactions that settle on the same day, your investment will begin earning dividends on the date that INVESCO receives payment for your shares from that party. Similarly, if you sell through a dealer who uses automated transactions that settle on the same day, your investment will not earn dividends on the date of the settlement.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange. If you exchange Class A shares of another INVESCO fund purchased at NAV into Class A shares of Cash Reserves Fund, you will not pay a CDSC at the time of that exchange. If you exchange shares that are subject to a CDSC into Cash Reserves Fund, you will not pay a CDSC at the time of that exchange; however, those shares will continue to be subject to the applicable CDSC. Shares of any money market fund purchased without a sales charge may be exchanged for shares of funds offered with a sales charge upon payment of the sales charge.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC or sales charge into Class A shares subject to those charges, you will be charged any applicable CDSC or sales charge at the time you redeem. You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).

o You may make up to four exchanges out of the Fund per 12-month period, but you may be subject to the CDSC, described below.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to any fund of INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. The Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination.

In addition you should also consider the factors below:

CLASS A                       CLASS B                  CLASS C

Exchange only                 Exchange only

No initial sales charge       No initial sales charge  No initial sales charge

CDSC if you purchase          CDSC on redemptions      CDSC on redemptions
$1,000,000 or more and        within six years         within 13 months
redeem those shares within
18 months

12b-1 fee of 0.35%            12b-1 fee of 1.00%       12b-1 fee of 1.00%

No conversion                 Converts to Class A      No conversion
                              shares after eight
                              years along with a pro
                              rata portion of its
                              reinvested dividends
                              and distributions

Generally more appropriate    Exchanges are limited    Purchase orders limited
for long-term investors       to amounts of            to amounts of $1,000,000
                              $250,000 or less         or less.  Generally more
                                                       appropriate for
                                                       short-term investors

Your investment representative can help you decide among the various classes. Please contact your investment representative for several convenient ways to invest in the Fund. Class A, B and C shares of the Fund are available only through your investment representative.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

Year since
purchase made                 Class B                  Class C


First                         5%                       1%*
Second                        4%                       None
Third                         3%                       None
Fourth                        3%                       None
Fifth                         2%                       None
Sixth                         1%                       None
Seventh and following         None                     None

* The first year will consist of the first 13 months.

CDSC Exceptions

You will not pay a CDSC:

o  if you purchase less than $1,000,000 of Class A shares;
o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than 18 months;
o  if you redeem Class B shares you held for more than six years;
o  if you redeem Class C shares you held for more than 13 months;
o if you redeem shares acquired through reinvestment of dividends and distributions;
o  on increases in the net asset value of your shares;
o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any 12-month period. The value of your shares, and applicable 12-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
o  to pay account fees;
o for IRA distributions due to death, disability or periodic distributions based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o  for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.

INTERNET TRANSACTIONS. Investors in any of the Investor Class shares of any INVESCO fund may open new accounts, exchange and redeem shares through the INVESCO Web site. Class A and B shares of Cash Reserves Fund are not available on the INVESCO Web site. Class C shares of Cash Reserves Fund may be exchanged using the INVESCO Web site. To use this service, you will need a Web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version
4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account. Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

METHOD                         INVESTMENT MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK (Class C)             $1,000 for regular        INVESCO does not
Mail to:                       accounts; $250 for an     accept cash, credit
INVESCO Funds Group, Inc.,     IRA; $50 for each         cards, travelers'
P.O. Box 17970,                subsequent investment.    cheques, credit card
Denver, CO 80217.                                        checks, instant loan
You may send your check                                  checks, money orders
by overnight courier to:                                 or third party checks
7800 E. Union Ave.                                       unless they are from
Denver, CO 80237.                                        another financial
                                                         institution related
                                                         to a retirement plan
                                                         transfer.
--------------------------------------------------------------------------------
BY WIRE (Class C)              $1,000 for regular
You may send your payment      accounts; $250 for an
by bank wire                   IRA; $50 for each
(call 1-800-328-2234           subsequent investment.
for instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH (CLASS   $1,000 for regular        You must forward your
C) Call 1-800-328-2234 to      accounts; $250 for an     bank account
request your purchase. Upon    IRA; $50 for each         information to INVESCO
receiving your telephone       subsequent investment.    prior to using this
instructions, INVESCO will                               option.
move money from your
designated bank/credit union
checking or savings account in
order to purchase shares.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH         $50 per month for         Like all regular
EASIVEST OR DIRECT PAYROLL     EasiVest; $50 per pay     investment plans,
PURCHASE (ALL CLASSES) You     period for Direct         neither EasiVest nor
may enroll on your fund        Payroll Purchase. You     Direct Payroll Purchase
application, or call us for    may start or stop your    ensures a profit or
a separate form and more       regular investment plan   protects against loss
details. Investing the same    at any time with two      in a falling market.
amount on a monthly basis      weeks' notice to          Because you'll invest
allows you to buy more         INVESCO.                  continually, regardless
shares when prices are low                               of varying price
and fewer shares when prices                             levels, consider your
are high. This "dollar cost                              financial ability to
averaging" may help offset                               keep buying through low
market fluctuations. Over a                              price levels. And
period of time, your average                             remember that you will
cost per share may be less                               lose money if you
than the actual average                                  redeem your shares when
price per share.                                         the market value of all
                                                         your shares is less
                                                         than their cost.

METHOD                         INVESTMENT MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE (ALL CLASSES)      $1,000 for regular        See "Exchange Policy."
Between the same class of      accounts; $250 for an
any two INVESCO funds. Call    IRA; $50 for each
1-800-328-2234 for             subsequent investment.
prospectuses of other
INVESCO funds. Exchanges may
be made in writing or by
telephone. Class C shares
may also be exchanged at our
Web site at invesco
funds.com. You may also
establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution fees to IDI for the sale and distribution of the Fund's shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

HOUSEHOLDING. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares. If you sell your shares through a financial intermediary (such as a financial planner or adviser), you should consult your financial intermediary for more information on selling your Fund shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

If you participate in EasiVest, the Fund's automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions.


METHOD                         REDEMPTION MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                   $250 (or, if less, full   INVESCO's telephone
Call us toll-free at:          liquidation of the        redemption
1-800-328-2234.                account) for a            privileges may be
                               redemption check.         modified or
                                                         terminated in the
                                                         future at INVESCO's
                                                         discretion. The
                                                         maximum amount which
                                                         may be redeemed by
                                                         telephone is
                                                         generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                     Any amount.               The redemption
Mail your request to INVESCO                             request must be
Funds Group, Inc., P.O. Box                              signed by all
17970, Denver, CO 80217. You                             registered account
may also send your request by                            owners. Payment will
overnight courier to 7800 E.                             be mailed to your
Union Ave., Denver, CO 80237.                            address as it
                                                         appears on INVESCO's
                                                         records, or to a
                                                         bank designated by
                                                         you in writing.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH          $250.                     You must forward your
Call 1-800-328-2234 to                                   bank account
request your redemption.                                 information to INVESCO
                                                         prior to using this
                                                         option. INVESCO will
                                                         automatically pay the
                                                         proceeds into your
                                                         designated bank
                                                         account.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN       $100 per payment on a     You must have at least
You may call us to request     monthly or quarterly      $10,000 total invested
the appropriate form and      basis. The redemption     with the INVESCO funds
more information at            check may be made         with at least $5,000 of
1-800-328-2234.                payable to any party      that total invested in
                               you designate.            the fund from which
                                                         withdrawals will be
                                                         made.

METHOD                         REDEMPTION MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY         Any amount.               All registered account
Mail your request to INVESCO                             owners must sign the
Funds Group, Inc., P.O. Box                              request, with signature
17970, Denver, CO 80217.                                 guarantees from an
                                                         eligible guarantor
                                                         financial institution,
                                                         such as a commercial
                                                         bank or a recognized
                                                         national or regional
                                                         securities firm.

[INVESCO ICON] DIVIDENDS AND TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

The Fund earns ordinary or investment income from interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in the Fund, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by the Fund in your taxable income for federal, state and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions and any money that you receive from the sale of shares of the Fund backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Class A, B and C shares of the Fund for the period of the Class's operations. Certain information reflects financial results for a single Class A, B or C share. The total returns in the table represent the annual percentages that an investor would have earned on an investment in Class A, B or C share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Money Market Funds, Inc.'s 2001 Annual Report to
Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                   PERIOD ENDED MAY 31
                                                  ---------------------
                                                          2001(a)
CASH RESERVES FUND--CLASS A
PER SHARE DATA
Net Asset Value-Beginning of Period                      $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
   DISTRIBUTED TO SHAREHOLDERS                            0.02
================================================================================
Net Asset Value-End of Period                            $1.00
================================================================================

TOTAL RETURN(b)                                          2.43%(c)

RATIOS
Net Assets End of Period ($000 Omitted)                     $1
Ratio of Expenses to Average Net Assets(d)(e)            1.32%(f)
Ratio of Net Investment Income
  to Average Net Assets(e)                               5.41%(f)

(a)  From August 25, 2000, since inception of Class A, to May 31, 2001.
(b) The applicable Sales Charges are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended May 31, 2001. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.67% and ratio of net investment income to average net assets would have been 5.06%.
(f)  Annualized

                                                   PERIOD ENDED MAY 31
                                                  ---------------------
                                                          2001(a)
CASH RESERVES FUND--CLASS B
PER SHARE DATA
Net Asset Value-Beginning of Period                      $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
   DISTRIBUTED TO SHAREHOLDERS                            0.03
================================================================================
Net Asset Value-End of Period                            $1.00
================================================================================

TOTAL RETURN(b)                                          2.96%(c)

RATIOS
Net Assets End of Period ($000 Omitted)                    $63
Ratio of Expenses to Average Net Assets(d)(e)            1.82%(f)
Ratio of Net Investment Income to Average Net Assets(e)  2.99%(f)

(a)  From August 25, 2000, since inception of Class B, to May 31, 2001.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended May 31, 2001. If such expenses had not been absorbed, ratio of expenses to average net would have been 1.89% and ratio of net investment income to average net assets would have been 2.92%.
(f)  Annualized

                                  YEAR ENDED MAY 31        PERIOD ENDED  MAY 31
                                ------------------------------------------------
                                          2001                    2000(a)
CASH RESERVES FUND--CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period      $1.00                   $1.00
--------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
   DISTRIBUTED TO SHAREHOLDERS            0.04                    0.01
================================================================================
Net Asset Value-End of Period            $1.00                   $1.00
================================================================================

TOTAL RETURN(b)                          4.43%                   1.36%(c)
RATIOS
Net Assets End of Period
  ($000 Omitted)                       $14,774                  $4,186
Ratio of Expenses to Average
  Net Assets(d)                          1.64%                   1.54%(e)
Ratio of Net Investment Income
  to Average Net Assets                  4.07%                   4.73%(e)

(a)  From February 15, 2000, since inception of Class C, to May 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized

SEPTEMBER 30, 2001

INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND--CLASS A, B AND C

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated September 30, 2001 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2606 and 002-55079.

















811-2606

                       STATEMENT OF ADDITIONAL INFORMATION

                        INVESCO MONEY MARKET FUNDS, INC.

        INVESCO Cash Reserves Fund - Investor Class and Class A, B and C
                  INVESCO Tax-Free Money Fund - Investor Class
               INVESCO U.S. Government Money Fund - Investor Class



Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-328-2234




                               September 30, 2001

--------------------------------------------------------------------------------

A Prospectus for the Investor Class shares of INVESCO Cash Reserves, INVESCO Tax-Free Money and INVESCO U.S. Government Money Funds and a Prospectus for the Class A, B and C shares of INVESCO Cash Reserves Fund dated September 30, 2001 provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706, or by calling 1-800-525-8085 for Investor Class and 1-800-328-2234 for Class A, B and C. The Prospectus of the Investor Class shares of the Funds and the Prospectus of the Class A, B and C shares of INVESCO Cash Reserves Fund are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company...........................................................41

Investments, Policies and Risks.......................................41

Investment Restrictions...............................................48

Management of the Funds...............................................51

Other Service Providers...............................................78

Brokerage Allocation and Other Practices..............................79

Capital Stock ........................................................80

Tax Consequences of Owning Shares of a Fund...........................81

Performance...........................................................82

Code of Ethics........................................................86

Financial Statements..................................................86

Appendix A............................................................87

THE COMPANY

INVESCO Money Market Funds, Inc. (the "Company") was incorporated on April 2, 1993, under the laws of Maryland. On July 1, 1993, the Company, through Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund, respectively, assumed all of the assets and liabilities of Financial Daily Income Shares, Inc. (incorporated in Colorado on October 14, 1975), Financial Tax-Free Money Fund, Inc. (incorporated in Colorado on March 4, 1983) and Financial U.S. Government Money Fund, a series of Financial Series Trust (organized as a Massachusetts business trust on July 15, 1987) (collectively, the "Predecessor Funds"). All financial and other information about the Funds for the period prior to July 1, 1993, relates to such Predecessor Funds.

The Company is an open-end, diversified, management investment company currently consisting of three portfolios of investments: INVESCO Cash Reserves Fund - Investor Class and Class A, B and C, INVESCO Tax-Free Money Fund - Investor Class and INVESCO U.S. Government Money Fund - Investor Class (each a "Fund" and, collectively, the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high-quality debt securities. (What constitutes a high-quality debt security varies with the type of security and, where applicable, is noted in the discussion of each security.) Tax-Free Money Fund also seeks income exempt from federal income tax. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar-weighted average maturity of the portfolio will not exceed 90 days. The Funds buy only securities determined by INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, pursuant to procedures approved by the board of directors, to be of high quality with minimal credit risk and to be eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. Generally, the Funds are required to invest at least 95% of their total assets in the securities of issuers with the highest credit rating. Credit ratings are the opinion of the private companies (such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's")) that rate companies on their securities; they are not guarantees. See Appendix A for additional descriptions of the Funds' investments, as well as discussions of the degrees of risk involved in such investments.

ASSET-BACKED SECURITIES -- Asset-backed securities represent interests in pools of consumer loans. These pools of loans can be pools of other consumer debt, such as credit card receivables. Asset-backed securities generally are structured as "pass-through" securities, which means that principal and interest payments on the underlying loans are passed through to the holder of the security. Although an asset-backed security may be supported by letters of credit and other credit enhancements, its value ultimately depends upon the payment by individuals who owe money on the underlying loans. The underlying loans usually allow prepayments, which can shorten the securities' weighted average life and may lower their returns. This most frequently occurs when interest rates drop and large numbers of persons refinance their debts. Similarly, if the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution providing the credit support or enhancement.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

Commercial paper acquired by a Fund must be rated by at least two nationally recognized securities ratings organizations (NRSROs), generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by a Fund which are not rated by any NRSRO must be determined by INVESCO to be of equivalent credit quality to the rated securities in which a Fund may invest. In INVESCO's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Funds invest in unrated securities only when such an investment is in accordance with a Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions. Commercial paper is usually secured by the corporation's assets but may sometimes be backed by a letter of credit from a bank or other financial institution.

CREDIT ENHANCEMENTS -- The Funds may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by a Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as "Guarantees"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from a Fund. The Funds will acquire Guarantees solely to facilitate portfolio liquidity and do not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund's quality standards, a Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

DIVERSIFICATION -- The Company is a diversified investment company under the Investment Company Act of 1940 (the "1940 Act"). Except to the extent permitted under Rule 2a-7 of the 1940 Act or any successor rule thereto, no more than 5% of the value of each Fund's total assets can be invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies).

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit ("CDs") and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC and obtaining listing on a securities exchange or in the over the counter market.

INSURANCE FUNDING AGREEMENTS -- The Funds may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Funds will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Funds intend to execute their right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. A Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

LOAN PARTICIPATION INTERESTS -- The Funds may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. A Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated in the highest rating category by at least two NRSROs, generally S&P and Moody's (A-1 by S&P or P-1 by Moody's), or where such instrument is rated only by S&P or Moody's and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation
interests,   and  therefore  are  not   responsible  for  satisfying  such  debt
obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. A Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Funds' investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

MUNICIPAL OBLIGATIONS -- Tax-Free Money Fund may invest in short-term municipal debt securities including municipal bonds, notes and commercial paper.

      Municipal Bonds -- Municipal bonds are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

      MUNICIPAL NOTES -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

      MUNICIPAL COMMERCIAL PAPER -- Municipal commercial paper is short-term debt obligations issued by municipalities which may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

      VARIABLE RATE OBLIGATIONS -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which a Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

It is a policy of Tax-Free Money Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention to invest its assets so that substantially all of its annual income will be tax-exempt. Tax-Free Money Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the alternative minimum tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. Tax-Free Money Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Tax-Free Money Fund will not purchase a municipal obligation unless the Fund has been advised that the issuer's bond counsel has rendered an opinion that such obligations have been validly issued and that the interest thereon is exempt from federal income taxation. In addition, Tax-Free Money Fund will not purchase a municipal obligation that, in the opinion of INVESCO, is reasonably likely to be held not to be validly issued or to pay interest thereon which is not exempt from federal income taxation.

Municipal obligations purchased by the Fund must be rated by at least two NRSROs
- generally S&P and Moody's - in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody's), or by one NRSRO in the highest rating category if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if INVESCO determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund. After the Fund has purchased an issue of municipal obligations, such issue might cease to be rated or its rating might be reduced below the minimum required for purchase. If a security originally rated in the highest rating category by a NRSRO has been downgraded to the second highest rating category, INVESCO must assess promptly whether the security presents minimal credit risk and must take such action with respect to the security as it determines to be in the best interest of the Fund. If a security is downgraded below the second highest rating of an NRSRO, is in default, or no longer presents a minimal credit risk, the security must be disposed of either within five business days of INVESCO becoming aware of the new rating, the default or the credit risk, or as soon as practicable consistent with achieving an orderly disposition of the security, whichever is the first to occur, unless the executive committee of the Company's board of directors determines within the aforesaid five business days that holding the security is in the best interest of the Fund.

PORTFOLIO SECURITIES LOANS -- The Company, on behalf of each of the Funds, may lend limited amounts of the Funds' portfolio securities (not to exceed 33 1/3% of a Fund's total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by INVESCO to be of good standing and will not be made unless, in the judgment of INVESCO, the consideration to be earned from such loans would justify the risk. INVESCO will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of directors. It is expected that the Company, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Company may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this SAI.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements and reverse repurchase agreements. (See Appendix A for a discussion of these agreements and the risks involved with such transactions.) The Funds will enter into repurchase agreements and reverse repurchase agreements only with (i) banks which have total assets in excess of $4 billion and meet other criteria established by the board of directors and (ii) with registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligations are rated by only one NRSRO. INVESCO will monitor the creditworthiness of such entities in accordance with procedures adopted and monitored by the board of directors. The Funds will enter into repurchase agreements whenever, in the opinion of INVESCO, such transactions would be advantageous to the Funds. Repurchase agreements afford an opportunity for the Funds to earn a return on temporarily available cash. The Funds will enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests of shareholders. Interest earned by the Funds on repurchase agreements would not be tax-exempt, and thus would constitute taxable income.

SECTION 4(2) AND RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Section 4(2) or Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many such securities. Institutional investors generally cannot sell these such securities to the general public but instead will often depend on an efficient institutional market in which securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such securities are illiquid. Institutional markets for these may provide both reliable market values for them and enable a Fund to sell such an investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Section 4(2) and Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in these Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, Tax-Free Money Fund may also hold 100% of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks meeting the criteria described in the discussion above; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

U.S. GOVERNMENT SECURITIES -- Each Fund may purchase debt securities issued by the U.S. government without limit. These securities include Treasury bills, notes and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

      1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrument-alities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

      2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

      3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Fund's portfolio securities;

      4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      5. issue senior securities, except as permitted under the 1940 Act;

      6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

      8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

      A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

      C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

      Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

--------------------------------------------------------------------------------
INVESTMENT                 CASH RESERVES   TAX-FREE MONEY  U.S. GOVERNMENT MONEY
--------------------------------------------------------------------------------
DEBT SECURITIES            At least 95%
   Corporate Debt          in the highest
                           short-term
                           rating
                           category
--------------------------------------------------------------------------------
   U.S. Government         No Limit        Up to 20%,      No Limit
   Obligations                             including
                                           private
                                           activity bonds
                                           and other
                                           taxable
                                           instruments
--------------------------------------------------------------------------------
   Municipal Obligations                   At least 80%
--------------------------------------------------------------------------------
   Private Activity Bonds                  Up to 20%,
   and taxable securities                  including U.S.
                                           government
                                           obligations
--------------------------------------------------------------------------------
TEMPORARY TAXABLE                          Up to 100% for
                                           defensive
                                           purposes
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as investment adviser to:

            INVESCO Bond Funds, Inc.
            INVESCO Combination Stock & Bond Funds, Inc.
            INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
                 Series Funds, Inc.)
            INVESCO International Funds, Inc.
            INVESCO Money Market Funds, Inc.
            INVESCO Sector Funds, Inc.
            INVESCO Stock Funds, Inc.
            INVESCO Treasurer's Series Funds, Inc.
            INVESCO Variable Investment Funds, Inc.

As of August 31, 2001, INVESCO managed 46 mutual funds having combined assets of over $30 billion, on behalf of more than 3,207,953 shareholder accounts.

INVESCO is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $408.4 billion in assets under management as of June 30, 2001.

AMVESCAP PLC's North American subsidiaries include:

        INVESCO Retirements Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

                AMVESCAP National Trust Company (formerly known as Institutional Trust Company, doing business as INVESCO Trust Company), a division of IRI, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. AMVESCAP National Trust Company acts as trustee or custodian to these plans. AMVESCAP National Trust Company accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

        INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

                INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

                INVESCO Management & Research Division, Boston, Massachusetts, primarily manages pension and endowment accounts.

                PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k)retirement plans.

                INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

                INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

        A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

        A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

        A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds, consistent with
     (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by a Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o administrative;

   o internal accounting (including computation of net asset value);

   o clerical and statistical;

   o secretarial;

   o all other services necessary or incidental to the administration of the affairs of the Funds;

   o supplying the Company with officers, clerical staff and other employees;

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

   o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

   o supplying basic telephone service and other utilities; and

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of 0.50% on the first $300 million of each Fund's average net assets, 0.40% on the next $200 million of each Fund's average net assets and 0.30% on each Fund's average net assets in excess of $500 million.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO.

                              Advisory         Total Expense       Total Expense
Investor Class                Fee Dollars      Reimbursements      Limitations
--------------                -----------      --------------      -----------

Cash Reserves Fund
Year Ended May 31, 2001       $3,379,307        $   14,246         0.90%
Year Ended May 31, 2000        3,202,302           301,539         0.90%
Year Ended May 31, 1999        3,157,241            87,157         0.90%

Tax-Free Money Fund
Year Ended May 31, 2001       $  185,192        $  115,856         0.85%
Year Ended May 31, 2000          207,298            98,939         0.85%
Year Ended May 31, 1999          246,764           123,371         0.85%(1)

U.S. Government Money Fund
Year Ended May 31, 2001       $  388,163        $  251,875         0.85%
Year Ended May 31, 2000          432,748           256,535         0.85%
Year Ended May 31, 1999          450,781           195,925         0.85%

Class A
-------
Cash Reserves Fund
Period Ended May 31, 2001(2)  $      112        $       99         1.25%

Class B
-------
Cash Reserves Fund
Period Ended May 31, 2001(2)  $       65        $       13         1.90%

Class C
-------
Cash Reserves Fund
Year Ended May 31, 2001       $   55,233        $      N/A         1.90%
Period Ended May 31, 2000(3)       4,442               N/A         1.90%

(1) 0.75% prior to May 13, 1999.

(2) For the period August 25, 2000, commencement of the sale of Class A and Class B shares, through May 31, 2001.

(3) For the period February 15, 2000, commencement of the sale of Class C shares, through May 31, 2000.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Amended and Restated Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% of the average net assets of each Fund prior to May 13, 1999, and 0.045% per year of the average net assets of each Fund effective May 13, 1999.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $29.50 ($27.00 prior to June 1, 2000) per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (prior to the absorption of certain Fund expenses by INVESCO).

                                              Administrative      Transfer
Investor Class                Advisory         Services            Agency
--------------                --------         --------            ------

Cash Reserves Fund
Year Ended May 31, 2001       $3,379,307       $  398,626          $3,262,599
Year Ended May 31, 2000        3,202,302          370,493           3,312,180
Year Ended May 31, 1999        3,157,241          140,326           3,167,337

Tax-Free Money Fund
Year Ended May 31, 2001       $  185,192       $   26,667          $  121,077
Year Ended May 31, 2000          207,298           28,657             123,690
Year Ended May 31, 1999          246,764           18,152             138,487

U.S. Government Money Fund
Year Ended May 31, 2001       $  388,163       $   44,935          $  331,882
Year Ended May 31, 2000          432,748           48,947             391,337
Year Ended May 31, 1999          450,781           24,949             363,724

Class A
-------
Cash Reserves Fund
Period Ended May 31, 2001(1)  $      112       $       13          $      251

Class B
-------
Cash Reserves Fund
Period Ended May 31, 2001(1)  $       65       $        7          $       76

Class C
-------
Cash Reserves Fund
Year Ended May 31, 2001       $   55,233       $    6,561          $   26,415
Period Ended May 31, 2000(2)  $    4,442       $      519          $      592

(1) For the period August 25, 2000, commencement of the sale of Class A and Class B shares, through May 31, 2001.

(2) For the period February 15, 2000, commencement of the sale of Class C shares, through May 31, 2000.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivative investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee, an insurance committee, a compensation committee and a defined benefit deferred compensation plan (the "plan") committee. These committees meet when necessary to review legal, insurance, compensation and plan matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
           Series Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Mark H. Williamson           President, Chief         Chief Executive Officer
(2)(3)(11)                   Executive Officer        and Chairman of the
7800 E. Union Avenue         and Chairman of the      Board of INVESCO Funds
Denver, Colorado             Board                    Group, Inc.; Chief
Age: 50                                               Executive Officer and
                                                      Chairman of the Board
                                                      of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, President of
                                                      INVESCO Funds Group,
                                                      Inc.; formerly,
                                                      President of INVESCO
                                                      Distributors, Inc.; for-
                                                      merly, President, Chief
                                                      Operating Officer and
                                                      Chairman of the Board
                                                      of INVESCO Global
                                                      Health Sciences Fund;
                                                      formerly, Chairman and
                                                      Chief Executive
                                                      Officer of NationsBanc
                                                      Advisors, Inc.;
                                                      formerly, Chairman of
                                                      NationsBanc
                                                      Investments, Inc.

Fred A. Deering              Vice Chairman of the     Formerly, Trustee of
(1)(2)(7)(8)                 Board                    INVESCO Global Health
1551 Larimer Street #1701                             Sciences Fund;
Denver, Colorado                                      formerly, Chairman of
Age: 73                                               the Executive Committee
                                                      and Chairman of the Board
                                                      of Security Life of Denver
                                                      Insurance Company;
                                                      Director of ING American
                                                      Holdings Company and First
                                                      ING Life Insurance Company
                                                      of New York.

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Victor L. Andrews, Ph.D.     Director                 Professor Emeritus,
(4)(6)(10)(11)                                        Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Savannah, Georgia                                     Roundtable of the
Age: 71                                               Department of Finance
                                                      of Georgia State
                                                      University; President,
                                                      Andrews Financial
                                                      Associates, Inc. (con-
                                                      sulting firm);
                                                      Director of The
                                                      Sheffield Funds, Inc.;
                                                      formerly, member of the
                                                      faculties of the
                                                      Harvard Business
                                                      School and the Sloan
                                                      School of Management
                                                      of MIT.

Bob R. Baker                 Director                 Consultant (since
(2)(4)(5)(9)(10)(11)                                  2000); formerly,
Castle Pines Dr., North                               President and Chief
Castle Rock, Colorado                                 Executive Officer (1989
Age:  65                                              to 2000) of AMC Cancer
                                                      Research Center, Denver,
                                                      Colorado; until
                                                      mid-December 1988, Vice
                                                      Chairman of the Board of
                                                      First Columbia Financial
                                                      Corporation, Englewood,
                                                      Colorado; formerly,
                                                      Chairman of the Board and
                                                      Chief Executive Officer of
                                                      First Columbia Financial
                                                      Corporation.

Charles W. Brady(3)          Director                 Chief Executive Officer
1315 Peachtree St., N.E.                              and Chairman of
Atlanta, Georgia                                      AMVESCAP PLC, London,
Age: 66                                               England and various
                                                      subsidiaries of AMVESCAP
                                                      PLC; formerly, Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund.

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Lawerence H. Budner          Director                 Trust Consultant; prior
(1)(5)(10)(11)                                        to June 30, 1987,
7608 Glen Albens Circle                               Senior Vice President
Dallas, Texas                                         and Senior Trust
Age: 71                                               Officer of InterFirst
                                                      Bank, Dallas, Texas.

James T. Bunch(4)(5)(9)      Director                 Principal and Founder
3600 Republic Plaza                                   of Green Manning &
370 Seventeenth Street                                Bunch Ltd., Denver,
Denver, Colorado                                      Colorado, since August
Age: 58                                               1988; Director and
                                                      Secretary of Green
                                                      Manning & Bunch Securi-
                                                      ties, Inc., Denver,
                                                      Colorado, since
                                                      September 1993; Vice
                                                      President and Director
                                                      of Western Golf
                                                      Association and Evans
                                                      Scholars Foundation;
                                                      formerly, General
                                                      Counsel and Director of
                                                      Boettcher & Co.,
                                                      Denver, Colorado;
                                                      formerly, Chairman and
                                                      Managing Partner of
                                                      Davis Graham & Stubbs,
                                                      Denver, Colorado.

Raymond R. Cunningham(3)     Vice President and       Director, President and
7800 E. Union Avenue         Director                 Chief Operating Officer
Denver, Colorado                                      of INVESCO Funds Group,
Age:  50                                              Inc.; Director and
                                                      President of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Senior Vice
                                                      President of INVESCO
                                                      Funds Group Inc.;
                                                      formerly, Senior Vice
                                                      President of GT Global
                                                      -- North America.

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Wendy L. Gramm,              Director                 Self-employed (since
Ph.D.(4)(6)(9)                                        1993); Distinguished
4201 N. Yuma Street N.W.                              Senior Fellow and Direc-
Washington, DC                                        tor, Regulatory Studies
Age: 56                                               Program, Mercatus Cen-
                                                      ter George Mason Univer-
                                                      sity, VA; formerly,
                                                      Chairman, Commodity
                                                      Futures Trading Commis-
                                                      sion; Administrator for
                                                      Information and Regula-
                                                      tory Affairs at the Office
                                                      of Management and Budget.
                                                      Also, Director of Enron
                                                      Corporation, IBP, Inc.,
                                                      State Farm Insurance
                                                      Company, International
                                                      Republic Institute, and
                                                      the Texas Public Policy
                                                      Foundation; formerly,
                                                      Director of the Chicago
                                                      Mercantile Exchange (1994
                                                      to 1999), Kinetic
                                                      Concepts, Inc. (1996 to
                                                      1997), and the Independent
                                                      Women's Forum (1994 to
                                                      1999).

Richard W. Healey(3)         Director                 Director and Senior
7800 E. Union Avenue                                  Vice President of
Denver, Colorado                                      INVESCO Funds Group,
Age: 47                                               Inc.; Director and
                                                      Senior Vice President
                                                      of INVESCO
                                                      Distributors, Inc.; for-
                                                      merly, Senior Vice
                                                      President of GT
                                                      Global-North America
                                                      (1996 to 1998) and The
                                                      Boston Company (1993 to
                                                      1996).

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Gerald J. Lewis(1)(6)(7)     Director                 Chairman of Lawsuit Res-
701 "B" Street                                        olution Services, San
Suite 2100                                            Diego, California since
San Diego, California                                 1987; Director of
Age:  68                                              General Chemical Group,
                                                      Inc., Hampdon, New Hamp-
                                                      shire, since 1996; for-
                                                      merly, Associate
                                                      Justice of the
                                                      California Court of
                                                      Appeals; Director of
                                                      Wheelabrator Technolo-
                                                      gies, Inc., Fisher
                                                      Scientific, Inc.,
                                                      Henley Manufacturing,
                                                      Inc., and California
                                                      Coastal Properties,
                                                      Inc.; Of Counsel,
                                                      Latham & Watkins, San
                                                      Diego, California (1987
                                                      to 1997).

John W. McIntyre(1)(2)(5)(7) Director                 Retired. Formerly, Vice
7 Piedmont Center                                     Chairman of the Board
Suite 100                                             of Directors of The
Atlanta, Georgia                                      Citizens and Southern
Age: 71                                               Corporation and Chairman
                                                      of the Board and Chief
                                                      Executive Officer of The
                                                      Citizens and Southern
                                                      Georgia Corp. and The
                                                      Citizens and Southern
                                                      National Bank; formerly,
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund and
                                                      Employee's Retirement
                                                      System of GA, Emory
                                                      University; Trustee of
                                                      Gables Residential Trust
                                                      and Trustee and Chairman
                                                      of the J.M. Tull
                                                      Charitable Foundation;
                                                      Director of Kaiser Foun-
                                                      dation Health Plans of
                                                      Georgia, Inc.

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Larry Soll, Ph.D.            Director                 Retired.  Formerly,
(4)(6)(9)(10)(11)                                     Chairman of the Board
2358 Sunshine Canyon Drive                            (1987 to 1994), Chief
Boulder, Colorado                                     Executive Officer (1982
Age: 59                                               to 1989 and 1993 to
                                                      1994) and President
                                                      (1982 to 1989) of
                                                      Synergen Inc.; Director
                                                      of Synergen since
                                                      incorporation in 1982;
                                                      Director of Isis
                                                      Pharmaceuticals, Inc.;
                                                      formerly, Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund.

Glen A. Payne                Secretary                Senior Vice President,
7800 E. Union Avenue                                  General Counsel and Sec-
Denver, Colorado                                      retary of INVESCO Funds
Age: 54                                               Group, Inc.; Senior
                                                      Vice President,
                                                      Secretary and General
                                                      Counsel of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Secretary of
                                                      INVESCO Global Health
                                                      Sciences Fund; for-
                                                      merly, General Counsel
                                                      of INVESCO Trust Com-
                                                      pany (1989 to1998) and
                                                      employee of a U.S.
                                                      regulatory agency,
                                                      Washington, D.C. (1973
                                                      to 1989).

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Ronald L. Grooms             Chief Accounting         Senior Vice President,
7800 E. Union Avenue         Officer, Chief Finan-    Treasurer and Director
Denver, Colorado             cial Officer and         of INVESCO Funds Group,
Age: 54                      Treasurer                Inc.; Senior Vice Presi-
                                                      dent, Treasurer and
                                                      Director of INVESCO
                                                      Distributors, Inc.; for-
                                                      merly, Treasurer and
                                                      Principal Financial
                                                      and Accounting Officer
                                                      of INVESCO Global
                                                      Health Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and Treasurer
                                                      of INVESCO Trust
                                                      Company (1988 to 1998).

William J. Galvin, Jr.       Assistant Secretary      Senior Vice President
7800 E. Union Avenue                                  and Assistant Secretary
Denver, Colorado                                      of INVESCO Funds Group,
Age: 45                                               Inc.; Senior Vice
                                                      President and Assistant
                                                      Secretary of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust Officer
                                                      of INVESCO Trust
                                                      Company (1995 to 1998).

Pamela J. Piro               Assistant Treasurer      Vice President and
7800 E. Union Avenue                                  Assistant Treasurer of
Denver, Colorado                                      INVESCO Funds Group,
Age: 41                                               Inc.; Assistant
                                                      Treasurer of  INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Assistant
                                                      Vice President (1996 to
                                                      1997), Director - Port-
                                                      folio Accounting (1994
                                                      to 1996), Portfolio
                                                      Accounting Manager
                                                      (1993 to 1994) and
                                                      Assistant Accounting
                                                      Manager (1990 to 1993).

                             Position(s) Held         Principal Occupation(s)
Name, Address, and Age       With Company             During Past Five Years

Judy P. Wiese                Assistant Secretary      Vice President and
7800 E. Union Avenue                                  Assistant Secretary of
Denver, Colorado                                      INVESCO Funds Group,
Age: 53                                               Inc.;  Assistant
                                                      Secretary of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust Officer
                                                      of INVESCO Trust
                                                      Company.

(1)   Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4)   Member of the management liaison committee of the Company.

(5)   Member of the brokerage committee of the Company.

(6)   Member of the derivatives committee of the Company.

(7)   Member of the legal committee of the Company.

(8)   Member of the insurance committee of the Company.

(9)   Member of the nominating committee of the Company.

(10)  Member of the compensation committee of the Company.

(11) Member of the defined benefit deferred compensation plan committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended May 31, 2001.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 2000. As of December 31, 2000, there were 46 funds in the INVESCO Complex.


--------------------------------------------------------------------------------
Name of Person    Aggregate Compen-  Benefits     Estimated      Total Compensa-
and Position      sation From        Accrued      Annual         tion From
                  Company(1)         As Part of   Benefits       INVESCO Com-
                                     Company      Upon           plex Paid To
                                     Expenses(2)  Retirement(3)  Directors(7)
--------------------------------------------------------------------------------
Fred A. Deering          $4,358          $1,827         $  705         $112,250
Deering, Vice
Chairman of the
Board
--------------------------------------------------------------------------------
Victor L. Andrews         4,339           1,682            816           89,200
--------------------------------------------------------------------------------
Bob R. Baker              4,394           1,446          1,093           92,500
--------------------------------------------------------------------------------
Lawrence H.
Budner                    4,300           1,682            816           88,850
--------------------------------------------------------------------------------
James T. Bunch(4)         4,171               0              0           86,000
--------------------------------------------------------------------------------
Daniel D. Chabris(5)      2,586           1,532            705           34,000
--------------------------------------------------------------------------------
Wendy L. Gramm            4,247               0              0           87,600
--------------------------------------------------------------------------------
Kenneth T. King(5)        3,874           1,744            705           68,000
--------------------------------------------------------------------------------
Gerald J. Lewis(4)        4,170               0              0           86,350
--------------------------------------------------------------------------------
John W. McIntyre          4,326             981            816          116,000
--------------------------------------------------------------------------------
Larry Soll                4,315               0              0          110,100
--------------------------------------------------------------------------------
Total                   $45,080         $10,894         $5,656         $970,850
--------------------------------------------------------------------------------
% of Net Assets         0.0038%(6)      0.0009%(6)                    0.0024%(7)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, and was not included in the calculation of retirement benefits until November 1, 1999.

4   Messrs. Bunch and Lewis became directors of the Company on January 1, 2000.

5   Mr. Chabris retired as a director of the Company on September 30, 1998.  Mr.
King retired as a director of the Company on December 31, 1999.

6   Total as a percentage of the Company's net assets as of May 31, 2001.

7   Total as a percentage of the net assets of the INVESCO Complex as of
December 31, 2000.

Messrs. Brady, Cunningham, Healey and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the Funds. Under this Plan, each director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of the age of 72 by a Qualified Director who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one or two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Mr. King was entitled to receive 100% of such annual retainer and board meeting fees in 2000. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Directors may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of August 31, 2001, the following persons owned more than 5% of the outstanding shares of the Funds indicated blow. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "benefically" are held in another name, but the owner has the full economic benefit of ownership of those shares:

INVESTOR CLASS

CASH RESERVES FUND

--------------------------------------------------------------------------------
Name and Address                Basis of Ownership           Percentage Owned
                               (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

TAX FREE MONEY FUND

--------------------------------------------------------------------------------
Name and Address                Basis of Ownership           Percentage Owned
                               (Record/Beneficial)
================================================================================
Glendale Enterprises Inc.            Record                        5.70%
Fund Investment Research
Mountain View Professional Bldg.
2309 Mountain View Dr. Ste 230
Boise, ID  83706

--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------
Name and Address                Basis of Ownership           Percentage Owned
                               (Record/Beneficial)
================================================================================
Security Trust Co Cust               Record                        35.34%
Nominee A-1 Plan #6
BIN #S1222
2390 E. Camelback Rd. Ste 240
Phoenix, AZ 85016-3474
--------------------------------------------------------------------------------

CLASS A

CASH RESERVES FUND

--------------------------------------------------------------------------------
Name and Address                Basis of Ownership           Percentage Owned
                               (Record/Beneficial)
================================================================================
AMVESCAP Natl. TC Cust IRA           Beneficial                    84.47%
Thomas R. Samuelson
4875 DTC Blvd. Ste. 1-102
Denver, CO 80237-3309
--------------------------------------------------------------------------------
AMVESCAP Natl. TC Cust IRA           Beneficial                    15.24%
Marilyn R. Samuelson
240 College Walk Ln.
Brevend, NC 28712-3160
--------------------------------------------------------------------------------

CLASS B

CASH RESERVES FUND

--------------------------------------------------------------------------------
Name and Address                Basis of Ownership           Percentage Owned
                               (Record/Beneficial)
================================================================================
National Investor Services FBO       Record                        71.27%
822-13195-21
55 Water Street, 32nd Floor
New York, NY 10041-0028
--------------------------------------------------------------------------------
National Investor Services FBO       Record                        14.03%
383-00807-13
55 Water Street, 32nd Floor
New York, NY 10041-0028
--------------------------------------------------------------------------------
First Clearing Corporation           Record                         7.27%
A/C 6515-6051
Sally A. Reis TR
FBO Moon Mfg Co. Inc.
14319 Spring Crest Drive
Chino Hills, CA 91709-4848
--------------------------------------------------------------------------------
National Investor Services FBO       Record                         5.09%
436-98475-14
55 Water Street, 32nd Floor
New York, NY 10041-0028
--------------------------------------------------------------------------------

CLASS C

CASH RESERVES FUND

--------------------------------------------------------------------------------
Name and Address                Basis of Ownership           Percentage Owned
                               (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

As of September 10, 2001 officers and directors of the Company, as a group, beneficially owned less than 1.29% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (the "Plans"), which have been adopted by Cash Reserves Fund - Classes A, B and C pursuant to Rule 12b-1 under the 1940 Act.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of Cash Reserves Fund (the "Class A Plan"). Under the Class A Plan, Class A shares of Cash Reserves Fund pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period that Class A shares of Cash Reserves Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of Cash Reserves Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class A shares of Cash Reserves Fund and that provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class A shares of Cash Reserves Fund, in amounts up to 0.25% of the average daily net assets of the Class A shares of the Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to Class A shares of Cash Reserves Fund.

CLASS B. The Company has also adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of Cash Reserves Fund (the "Class B Plan"). Under the Class B Plan, Class B shares of Cash Reserves Fund pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, Cash Reserves Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. The Class B Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of Cash Reserves Fund.

CLASS C. The Company has also adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of Cash Reserves Fund (the "Class C Plan"). Under the Class C Plan, Class C shares of Cash Reserves Fund pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of Cash Reserves Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of Cash Reserves Fund and that provide continuing personal services to their customers who own Class C shares of Cash Reserves Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of Cash Reserves Fund, in amounts up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of Cash Reserves Fund.

IDI may pay sales commissions to dealers and institutions who sell Class C shares of Cash Reserves Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fee will begin to be paid by IDI to the dealer or institution immediately.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements. Pursuant to an incentive program, IDI may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by IDI for the provision of distribution assistance in connection with the sale of Cash Reserves Fund's shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Fund. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: preparing and distributing advertising materials and sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and in arranging for any capital gains distributions automatically to be invested in the Fund's shares; and providing such other information and services as the Fund or the customer may reasonably request.

Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service
Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased Fund shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

Financial intermediaries and any other person entitled to receive compensation for selling shares of Cash Reserves Fund may receive different compensation for selling shares of different classes.

Under a Shareholder Service Agreement, Cash Reserves Fund agrees to pay fees periodically to selected dealers and other institutions that render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of Cash Reserves Fund during such period at the annual rate of 0.35% and 1.00% of the average daily net asset value of Cash Reserves Fund's shares with respect to Class A shares and Class B and C shares, respectively. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which Cash Reserves Fund's shares are held.

Payments pursuant to the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of Cash Reserves Fund to no more than 0.25% per annum of the average daily net assets of the applicable class of shares of the Fund attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by Cash Reserves Fund and its shares.

Each Plan provides that no provision of the Plan will be interpreted to prohibit payments during periods when sales of shares of Cash Reserves Fund have been discontinued, suspended or otherwise limited.

Under the Plans, certain financial institutions which have entered into services agreements and which sell shares of Cash Reserves Fund on an agency basis may receive payments from the Fund pursuant to the respective Plan. IDI does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of Cash Reserves Fund and not of IDI.

Cash Reserves Fund - Class A made payments to IDI under the Class A Plan during the fiscal period ended May 31, 2001 in the amount of $102. In addition, as of the fiscal period ended May 31, 2001, immaterial additional distribution accruals had been incurred by the Cash Reserves Fund - Class A and will be paid during the fiscal year ended May 31, 2002.

Cash Reserves Fund - Class B made payments to IDI under the Class B plan during the fiscal period ended May 31, 2001 in the amount of $117. In addition, as of the fiscal period ended May 31, 2001, $57 of additional distribution accruals had been incurred by the Cash Reserves Fund - Class B and will be paid during the fiscal year ended May 31, 2002.

Cash Reserves Fund - Class C made payments to IDI under the Class C plan during the fiscal year ended May 31, 2001 in the amount of $126,562. In addition, as of the fiscal year ended May 31, 2001, $22,122 of additional distribution accruals had been incurred by the Cash Reserves Fund - Class C and will be paid during the fiscal year ended May 31, 2002.

For the fiscal year ended May 31, 2001, allocation of Rule 12b-1 amounts paid by the Cash Reserves Fund for the following categories of expenses were:

CLASS A

CASH RESERVES FUND
Advertising                                                     $            0
Sales, literature, printing, and postage                        $            0
Public relations/promotion                                      $            0
Compensation to securities dealers and other organizations      $          102
Marketing personnel                                             $            0

CLASS B

CASH RESERVES FUND
Advertising                                                     $            0
Sales, literature, printing, and postage                        $            0
Public relations/promotion                                      $            0
Compensation to securities dealers and other organizations      $          117
Marketing personnel                                             $            0

CLASS C

CASH RESERVES FUND

Advertising                                                     $            0
Sales, literature, printing, and postage                        $            0
Public relations/promotion                                      $            0
Compensation to securities dealers and other organizations      $      126,562
Marketing personnel                                             $            0

The Plans require IDI to provide, the board of directors, at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The board of directors reviews these reports in connection with their decisions with respect to the Plans.

The Class B and Class C Plans require that the Distribution Agreements provide that IDI (or dealers or financial institutions that offer and sell Class B and C shares) will be deemed to have performed all services required to be performed in order to receive an asset-based sales charge on the average daily net assets attributable to Class B or Class C shares upon settlement of each sale of a Class B or Class C shares.

As required by Rule 12b-1, the Plans were approved by the board of directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans ("Independent Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each affected class of Cash Reserves Fund and its respective shareholders.

The Plans do not obligate Cash Reserves Fund to reimburse IDI for the actual expenses IDI may incur in fulfilling its obligations under the Plans. Thus, even if IDI's actual expenses exceed the fee payable to IDI thereunder at any given time, Cash Reserves Fund will not be obligated to pay more than that fee. If IDI's expenses are less than the fee it receives, IDI will retain the full amount of the fee.

Unless the Plans are terminated earlier in accordance with their terms, they continue as long as such continuance is specifically approved at least annually by the board of directors, including a majority of the Independent Directors. The Plans may be terminated with respect to a class by the vote of a majority of the Independent Directors, or by the vote of a majority of the outstanding voting securities of such class of Cash Reserves Fund.

Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires approval by the shareholders of that class of shares; otherwise, they may be amended by the directors, including a majority of the Independent Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors. In the event the Class A Plan is amended in a manner which the board of directors determines would materially increase the charges paid by holders of Class A shares of Cash Reserves Fund under the Class A Plan, the Class B shares of Cash Reserves Fund will no longer convert into Class A shares of the Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the board of directors will (i) create a new class of shares of Cash Reserves Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of Cash Reserves Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

The principal difference between the Class A Plan, the Class B Plan and the Class C Plan are: (i) the Class A Plan pays to IDI 0.35% of the average daily net assets of Cash Reserves Fund's Class A shares and each of the Class B and Class C Plans pay IDI or dealers or financial institutions 1.00% of the average daily net assets of the respective Class B and Class C shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to IDI following termination of the Class B shares' Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan); and (iii) the Class B Plan expressly authorizes IDI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DEALER CONCESSIONS

IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

In addition to amounts paid to dealers as a dealer concession, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of INVESCO Cash Reserves Fund during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of Cash Reserves Fund's shares or the amount the Fund will receive as proceeds from such sales. Dealers may not use sales of Cash Reserves Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of Cash Reserves Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fee will begin to be paid by IDI to the dealer or institution immediately.

PURCHASES AT NET ASSET VALUE. Purchases of shares of Cash Reserves Fund at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from the Fund; (b) exchanges of shares of certain funds; or (c) a merger, consolidation or acquisition of assets of a fund.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Class A, B and C Prospectus for Cash Reserves Fund, CDSCs will not apply to the following:

   o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

   o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a particular INVESCO Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of Cash Reserves Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and
     (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

   o Liquidation by Cash Reserves Fund when the account value falls below the minimum required account size of $250;

   o Investment account(s) of INVESCO; and

   o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to it.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "How To Buy Shares."

Information concerning redemption of Fund shares is set forth in the Prospectus under the caption "How To Sell Shares." Shares of a Fund may be redeemed directly through IDI or through any dealer who has entered into an agreement with IDI. In addition to a Fund's obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with IDI must phone orders to the order desk of the Fund at 1-800-328-2234 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of a Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by IDI (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Funds in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

Because the securities that the Funds invest in are generally traded on a principal basis, it is unusual for a Fund to pay any brokerage commissions. The Funds paid no brokerage commissions for the fiscal years ended May 31, 2001, 2000, and 1999. For the fiscal year ended May 31, 2001, brokers providing research services received $0 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended May 31, 2001.

At May 31, 2001, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
                                                        Value of Securities
         Fund                  Broker or Dealer            at May 31, 2001
================================================================================
Cash Reserves                  General Electric Capital
                                 Services Incorporated       $54,000,000
                               General Electric Capital
                                 Corporation                 $50,000,000
                               Texaco Incorporated           $50,000,000
                               American Express Credit
                                 Corporation                 $43,000,000
                               Household Finance
                                 Corporation                 $40,000,000
                               State Street Corporation      $ 3,026,000
--------------------------------------------------------------------------------
Tax-Free Money                 General Electric Capital
                                 Corporation                 $   690,000
--------------------------------------------------------------------------------
U.S. Government Money          State Street Corporation      $ 1,173,000
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to twenty billion shares of common stock with a par value of $0.01 per share. As of August 31, 2001, the following shares of each Fund were outstanding:

      Cash Reserves Fund - Investor Class               1,194,993,822
      Cash Reserves Fund - Class A                            357,034
      Cash Reserves Fund - Class B                            270,851
      Cash Reserves Fund - Class C                         58,791,488
      Tax-Free Money Fund - Investor Class                 34,219,463
      U.S. Government Money Fund - Investor Class         134,167,630

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences.
However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of the Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Investor Class shares and Class A, Class B and Class C shares of Cash Reserves Fund will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. Other than the automatic conversion of Class B Shares to Class A shares of Cash Reserves Fund, there are no conversion rights. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income. As a result of this policy and the Funds' qualifications as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate income tax on its net investment income at the corporate tax rates.

Tax-Free Money Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will qualify if at least 50% of the value of its total assets are invested in municipal securities at the end of each quarter of the Fund's fiscal year. The exempt-interest portion of the monthly income dividend may be based on the ratio of that Fund's tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend. A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of the Tax-Free Money Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

The Funds' investment objectives and policies, including their policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, each Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares. Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total returns for one-, five-, and ten-year periods (or since inception).

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A, Class B and Class C shares of Cash Reserves Fund reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of a Fund.

In addition to average annual returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking Cash Reserves Fund's Class A, B or Class C contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise a Fund's "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. For the seven days ended May 31, 2001, Cash Reserves Fund's current and effective yields for Investor Class shares were 3.24% and 3.29%, respectively; Cash Reserves Fund's current and effective yields for Class A shares were N/A and N/A, respectively; Cash Reserves Fund's current and effective yields for Class B shares were 2.48% and 2.51%, respectively; Cash Reserves Fund's current and effective yields for Class C shares were 1.23% and 1.24%, respectively; Tax-Free Money Fund's current and effective yields were 2.47% and 2.50%, respectively; and U.S. Government Money Fund's current and effective yields were 3.08% and 3.12%, respectively.

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance - or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended May 31, 2001 was:

                                                                 10 Years or
Name of Fund                                1 Year    5 Years    Since Inception
------------                                ------    -------    ---------------
Cash Reserves Fund - Investor Class         5.34%      4.83%      4.36%
Cash Reserves Fund - Class A                N/A        N/A        2.43%(1)
Cash Reserves Fund - Class B                N/A        N/A       (2.04%)(1)
Cash Reserves Fund - Class C                3.43%      N/A        4.50%(2)
Tax-Free Money Fund - Investor Class        3.22%      2.93%      2.78%
U.S. Government Money Fund - Investor Class 5.24%      4.73%      4.24%

(1) Class A and Class B shares were offered beginning August 25, 2000. Since inception performance is not annualized.
(2) Class C shares were offered beginning February 15, 2000.

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                  n
                          P(1 + T)  = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder services made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:


Fund                                          Lipper Mutual Fund Category
----                                          ---------------------------

Cash Reserve Fund                             Money Market Funds
Tax-Free Money Fund                           Tax-Exempt Money Market Funds
U.S. Government Money Fund                    U.S. Government Money Market Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY

MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Fund or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended May 31, 2001 are incorporated herein by reference from the INVESCO Money Market Funds, Inc.'s Annual Report to Shareholders dated May 31, 2001.

                                   APPENDIX A

        Some of the terms used in the Statement of Additional Information are described below.

     BANK OBLIGATIONS include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

     BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

     MUNICIPAL BONDS may be issued to raise money for various public purposes
-- like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

       COMMERCIAL PAPER consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

       CORPORATE DEBT OBLIGATIONS are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

       MONEY MARKET refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

       PORTFOLIO SECURITIES LOANS: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund's total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value;
(5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

       REPURCHASE AGREEMENTS: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Company's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

       REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

       REVERSE REPURCHASE AGREEMENTS are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds' investment restrictions applicable to that activity. The Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

       SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's, respectively.

       TAX ANTICIPATION NOTES are to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

       TIME DEPOSITS are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.

      U.S. GOVERNMENT SECURITIES are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RATINGS OF MUNICIPAL AND CORPORATE DEBT OBLIGATIONS

      The four highest ratings of Moody's and S&P for municipal and corporate debt obligations are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:

      Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2 and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

      A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

      MIG 1/VMIG 1 -- Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

      MIG 2/VMIG 2 -- Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P RATING SERVICES. The characteristics of these debt obligations rated by S&P are generally as follows:

      AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      S&P ratings for short-term notes are as follows:

      SP-1 -- Very strong capacity to pay principal and interest.

      SP-2 -- Satisfactory capacity to pay principal and interest.

      SP-3 -- Speculative capacity to pay principal and interest.

      A debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

RATINGS OF COMMERCIAL PAPER

      DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS. Among the factors considered by Moody's Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P-1 (Highest Quality), P-2 (Higher Quality) or P-3 (High Quality).

      DESCRIPTION OF S&P commercial paper ratings. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The "A" categories are as follows:

      A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

      A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

      A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

      A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                            PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS

          (a) Articles of Incorporation.(1)

              (1) Articles of Amendment to Articles of Incorporation filed
                  December 2, 1999.(4)

              (2) Articles of Amendment to Articles of Incorporation filed May
                  17, 2000.(5)

          (b) Bylaws.(1)

          (c) Not applicable.

          (d) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(1)

          (e) Underwriting Agreement between Registrant and INVESCO Distribu-tors, Inc. dated June 1, 2000 as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, and
              September 28, 2001(filed herewith).

          (f) Defined Benefit Deferred Compensation Plan for Non-Interested Directors as amended November 8, 2000 (filed herewith).

          (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001 (filed herewith).

          (h) (1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000 as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000,
                  May 15, 2001, and September 28, 2001 (filed herewith).

              (2) Administrative Services Agreement between Registrant and
                  INVESCO Funds Group, Inc. dated June 1, 2000 as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29,
                  2000, May 15, 2001, and September 28, 2001 (filed herewith).

          (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated June 4, 1993.(1)

          (j) Consent of Independent Accountants (filed herewith).

          (k) Not applicable.

          (l) Not Applicable.

          (m) (1) Master Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000 as amended November 8, 2000 with respect to Investor Class shares (filed herewith).

              (2) Master Distribution Plan and Agreement adopted pursuant to
                  Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000 as amended November 8, 2000, November 29, 2000,
                  May 15, 2001, and September 28, 2001 with respect to INVESCO Cash Reserves Fund's Class A shares (filed herewith).

              (3) Master Distribution Plan and Agreement adopted pursuant to
                  Rule 12b-1 under the Investment Company Act of 1940 dated August 23, 2000 as amended November 8, 2000, November 29, 2000, May 15, 2001, and September 28, 2001 with respect to INVESCO Cash Reserves Fund's Class B shares (filed herewith).

              (4) Master Distribution Plan and Agreement adopted pursuant to
                  Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000 as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, and September 28,
                  2001 with respect to INVESCO Cash Reserves Fund's Class C shares (filed herewith).

          (n) Not Applicable.

          (o) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to Cash Reserves Fund adopted by the Board of Directors November 9, 1999.(4)

          (p) Code of Ethics Pursuant to Rule 17j-1.(6)

(1) Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on July 30, 1997 and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 34 to the Registration Statement on September 28, 1998 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 35 to the Registration Statement on July 28, 1999 and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 38 to the Registration Statement on January 28, 2000 and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 39 to the Registration Statement on May 30, 2000 and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 40 to the Registration Statement on July 28, 2000 and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO MONEY MARKET FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article Seven of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------

Mark H. Williamson            Chairman &      Chairman of the Board & Chief
                              Officer         Executive Officer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------
Raymond R. Cunningham         Officer &       President and Chief Operating
                              Director        Officer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Stacie L. Cowell              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer &       Senior Vice President &
                              Director        Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer &       Senior Vice President & Treasurer
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------
Richard W. Healey             Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Patricia F. Johnston          Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
William R. Keithler           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Trent E. May                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer &       Senior Vice President &
                              Director        Chief Investment Officer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Laura M. Parsons              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul       Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Gary J. Rulh                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John S. Segner                Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------

Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------

Michael D. Cobinachi          Officer        Vice President
                                             INVESCO Funds Group, Inc.
                                             7800 East Union Avenue
                                             Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Rhonda Dixon-Gunner           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Delta L. Donohue              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

James B. Duffy                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Harvey I. Fladeland           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Brian A. Jeffs                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237


--------------------------------------------------------------------------------
Campbell C. Judge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Joseph J. Klauzer             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Thomas A. Kolbe               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Matthew W. Lowell             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Chief
                                              Compliance Officer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
George A. Matyas              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East  Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------

Douglas J. McEldowney         Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Donald R. Paddack             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------

Thomas E. Pellowe             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President & Assistant
                                              Treasurer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

John D. Raring                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Sean F. Reardon               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt             Officer         Vice President & Controller
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------

Louis H. Reynolds             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------
Thomas R. Samuelson           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas H. Scanlan             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              12028 Edgepark Court
                                              Potomac, MD 20854
--------------------------------------------------------------------------------

Reagan A. Shopp               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

John T. Treder                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Tane T. Tyler                 Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Jim R. Webb                   Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President & Assistant
                                              Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Neil B. Wood                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Balleger              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Vaughn A. Greenlees           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Michael C. Hawn               Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------
Matthew A. Kunze              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

David H. McCollum             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
William S. Mechling           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Laurence A. Miller            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237


--------------------------------------------------------------------------------
Craig J. St. Thomas           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------

Eric S. Sauer                 Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------
C. Vince Sellers              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.    (a)  PRINCIPAL UNDERWRITERS
                 INVESCO Bond Funds, Inc.
                 INVESCO Combination Stock & Bond Funds, Inc.
                 INVESCO Counselor Series Funds, Inc. (formerly, INVESCO
                   Advantage Series Funds, Inc.)
                 INVESCO International Funds, Inc.
                 INVESCO Money Market Funds, Inc.
                 INVESCO Sector Funds, Inc.
                 INVESCO Stock Funds, Inc.
                 INVESCO Treasurer's Series Funds, Inc.
                 INVESCO Variable Investment Funds, Inc.

            (b)

Positions and                                   Positions and
Name and Principal      Offices with            Offices with
Business Address        Underwriter             the Company
------------------      ------------            -------------

Raymond R. Cunningham   President &             Vice President and
7800 E. Union Avenue    Director                Director
Denver, CO 80237

William J. Galvin, Jr.  Senior Vice             Assistant Secretary
7800 E. Union Avenue    President, Asst.
Denver, CO  80237       Secretary & Director

Ronald L. Grooms        Senior Vice             Treasurer &
7800 E. Union Avenue    President,              Chief Fin'l and
Denver, CO  80237       Treasurer &             Acctg. Off.
                        Director

Richard W. Healey       Senior Vice             Director
7800 E. Union Avenue    President &
Denver, CO  80237       Director


Timothy J. Miller       Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne           Senior Vice             Secretary
7800 E. Union Avenue    President,
Denver, CO 80237        Secretary &
                        General Counsel

Pamela J. Piro          Assistant Treasurer     Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese           Assistant Secretary     Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson      Chairman of the Board   Chairman of the Board, President
7800 E. Union Avenue    & Chief Executive       & Chief Executive Off.
Denver, CO 80237        Officer

            (c)  Not applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

            Mark H. Williamson
            7800 E. Union Avenue
            Denver, CO  80237

ITEM 29.    MANAGEMENT SERVICES

            Not applicable.

ITEM 30.    UNDERTAKINGS

            Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 20th day of September, 2001.

Attest:                                   INVESCO Money Market Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
-------------------------------           ----------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
Chief Financial and Accounting Officer)
                                          /s/ Richard W. Healey*
                                          -----------------------------
/s/ Victor L. Andrews*                    Richard W. Healey, Director
-------------------------------
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          -----------------------------
/s/ Bob R. Baker*                         Fred A. Deering, Director
-------------------------------
Bob R. Baker, Director                    /s/ Larry Soll*
                                          -----------------------------
/s/ Charles W. Brady*                     Larry Soll, Director
-------------------------------
Charles W. Brady, Director                /s/ Wendy L. Gramm*
                                          -----------------------------
/s/ James T. Bunch*                       Wendy L. Gramm, Director
-------------------------------
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          -----------------------------
/s/ Raymond R. Cunningham*                Gerald J. Lewis, Director
-------------------------------
Raymond R. Cunningham, Director            /s/ Glen A. Payne

By _____________________________          By _____________________________
Edward F. O'Keefe                         Glen A. Payne
Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on April 12 and May 12, 1990, May 27, 1992, September 26, 1994, September 21, 1995,
July 30, 1997, September 28, 1998, May 30, 2000, and July 23, 2001,
respectively.

                                  Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------
  e                                             105
  f                                             117
  g                                             124
  h(1)                                          173
  h(2)                                          190
  j                                             198
  m(1)                                          199
  m(2)                                          205
  m(3)                                          213
  m(4)                                          228